UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____      Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________ to________________

Date of Report (Date of earliest event reported): _______________________________

Commission File Number of securitizer: _______________________________

Central Index Key Number of securitizer: ______________________________

________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

☒     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001176320

Sequoia Mortgage Trust 2017-3

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  __________________

Central Index Key Number of underwriter (if applicable): __________________

Matthew J. Tomiak, (303) 749-0607

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.     Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March 6, 2017

SEQUOIA RESIDENTIAL FUNDING, INC.

(Depositor)

By:        /s/ Christopher J. Abate

Name:   Christopher J. Abate

Title:     President

              (Senior officer in charge of securitization of the Depositor)

EXHIBIT INDEX

99.1	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report
99.2	Clayton Loan Level Tape Compare Upload
99.3	Clayton Rating Agency ATR QM Data Fields
99.4	Clayton Valuations Summary
99.5	Clayton Conditions Report 2.0
99.6	Clayton Waived Conditions Summary
99.7	Wells Fargo Bank, N.A. Loan File to Data Tape Compare
99.8	Ernst & Young LLP Report of Independent Accountants on Applying Agreed-Upon Procedures